UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:

This amendment (Check only one.):    [ ] adds new holdings entries.
                                     [ ] is a restatement.

Institutional Investment Manager Filing this Report:

Name:       Kathryn A. Hall
Address:    One Maritime Plaza, 5th Floor
            San Francisco, California 94111

13 File Number: 28-14368

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:               Kathryn A. Hall
Title:
Phone:              (415) 288-0544

Signature, Place and Date of Signing

/s/ Kathryn A. Hall    San Francisco, California    3/7/2011
-------------------    -------------------------    --------
[Signature]            [City, State]                [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:



Number of Other Included Managers:         0

Form 13F Information Table Entry Total:     6

Form 13F Information Table Value Total:   $126,689
                                          (thousands)


List of Other Included Managers:


    None

                                                FORM 13-F INFORMATION TABLE
          COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
                                                                                                         VOTING AUTHORITY
                                                        VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     SOLE    SHARED NONE
       NAME OF ISSUER         TITLE OF CLASS   CUSIP   (X$1000)  PRN AMT  PRN CALL DISCRETION MANAGER

Capitalsource, Inc.           COM            14055X102    6,563 1,228,939 SH          SOLE             1,228,939      0    0

Gap, Inc. Del                 COM            364760108   85,779 4,601,875 SH          SOLE             4,601,875      0    0

Gartner, Inc.                 COM            366651107    6,009   204,124 SH          SOLE               204,124      0    0

Ironwood Pharmaceuticals Inc. COM Class A    46333X108    2,365   232,305 SH          SOLE               232,305      0    0

J Crew Group Inc.             COM            46612H402   25,779   766,786 SH          SOLE               766,786      0    0

Fibertower Corp               COM NEW        31567R209      194    45,640 SH         OTHER                     0 45,640    0